Other Income - Schedule of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Grant and other income	$ 121	$ 137	$ 277
Total other income	$ 121	$ 137	$ 277